Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.6%)
Linde plc	1,786,949	341,808
DuPont de Nemours Inc.	2,473,916	178,518
Air Products & Chemicals Inc.	725,071	165,512
Dow Inc.	2,463,155	119,315
LyondellBasell Industries NV Class A	965,328	80,788
International Paper Co.	1,305,404	57,320
Nucor Corp.	1,001,991	54,488
CF Industries Holdings Inc.	726,058	35,983
Eastman Chemical Co.	453,920	34,203
RPM International Inc.	423,231	28,708
Reliance Steel & Aluminum Co.	213,491	21,338
Huntsman Corp.	731,774	15,038
Scotts Miracle-Gro Co.	129,485	14,526
Olin Corp.	540,115	10,840
Southern Copper Corp.	270,312	9,674
Domtar Corp.	205,832	8,738
Cabot Corp.	189,472	8,473
Commercial Metals Co.	384,396	6,731
Compass Minerals International Inc.	111,626	6,234
Trinseo SA	133,406	5,177
Orion Engineered Carbons SA	194,230	3,784
Schweitzer-Mauduit International Inc.	100,788	3,470
Schnitzer Steel Industries Inc.	83,437	2,222
Innophos Holdings Inc.	64,805	1,761
^ Nexa Resources SA	114,996	948
		1,215,597
Consumer Goods (14.2%)
Procter & Gamble Co.	8,140,600	960,916
Coca-Cola Co.	12,629,422	664,686
PepsiCo Inc.	4,614,146	589,734
Philip Morris International Inc.	5,118,125	427,926
Altria Group Inc.	6,162,297	290,059
Colgate-Palmolive Co.	2,769,706	198,699
General Motors Co.	4,097,232	165,282
Kimberly-Clark Corp.	1,125,871	152,724
Ford Motor Co.	12,860,910	122,564
General Mills Inc.	1,978,642	105,086
VF Corp.	1,010,764	88,331
Archer-Daniels-Midland Co.	1,829,990	75,176
Corteva Inc.	2,465,416	72,730
Hershey Co.	474,542	72,007
Clorox Co.	419,082	68,143
Kraft Heinz Co.	2,052,106	65,688
Kellogg Co.	808,468	47,069
Hasbro Inc.	381,403	46,211
Conagra Brands Inc.	1,585,854	45,784
Genuine Parts Co.	462,187	44,888
JM Smucker Co.	361,058	40,146

Garmin Ltd.	475,898	37,401
Coca-Cola European Partners plc	588,368	32,525
Molson Coors Brewing Co. Class B	571,006	30,829
Whirlpool Corp.	203,187	29,560
Tapestry Inc.	953,030	29,477
Bunge Ltd.	451,459	26,379
Campbell Soup Co.	548,723	22,684
Autoliv Inc.	286,446	20,667
Hanesbrands Inc.	1,178,733	18,966
Harley-Davidson Inc.	518,787	18,562
Polaris Industries Inc.	188,465	17,842
Newell Brands Inc.	1,238,424	17,573
Leggett & Platt Inc.	429,349	17,161
Flowers Foods Inc.	638,804	15,140
Goodyear Tire & Rubber Co.	765,400	10,509
Coty Inc. Class A	946,517	10,326
LCI Industries	79,770	7,309
Nu Skin Enterprises Inc. Class A	180,000	7,196
MDC Holdings Inc.	163,006	5,891
Spectrum Brands Holdings Inc.	115,574	5,791
HNI Corp.	140,679	4,817
Steelcase Inc. Class A	283,516	4,794
Universal Corp.	80,180	4,771
* Kontoor Brands Inc.	144,144	4,228
Vector Group Ltd.	344,467	3,979
Knoll Inc.	159,793	3,875
^ B&G Foods Inc.	209,812	3,835
Tupperware Brands Corp.	159,837	2,447
Ethan Allen Interiors Inc.	77,684	1,599
Tenneco Inc. Class A	162,674	1,471
National Presto Industries Inc.	15,896	1,462
		4,762,915
Consumer Services (9.6%)
Comcast Corp. Class A	14,842,583	640,754
McDonald's Corp.	2,528,209	532,744
Walmart Inc.	4,624,083	510,406
CVS Health Corp.	4,276,325	238,918
Target Corp.	1,701,544	147,013
Walgreens Boots Alliance Inc.	2,548,681	138,878
Delta Air Lines Inc.	1,916,354	116,974
Sysco Corp.	1,568,019	107,519
Las Vegas Sands Corp.	1,119,265	67,648
Carnival Corp.	1,308,586	61,804
Best Buy Co. Inc.	752,272	57,571
Omnicom Group Inc.	717,046	57,521
Darden Restaurants Inc.	404,106	49,123
Viacom Inc. Class B	1,161,145	35,241
Vail Resorts Inc.	131,806	32,493
Interpublic Group of Cos. Inc.	1,264,635	28,985
Kohl's Corp.	534,986	28,814
Nielsen Holdings plc	1,165,957	27,004
Macy's Inc.	1,013,092	23,028
* IAA Inc.	435,298	20,350
L Brands Inc.	748,277	19,418
H&R Block Inc.	669,251	18,532
Wyndham Hotels & Resorts Inc.	313,951	17,754
^ Williams-Sonoma Inc.	256,303	17,090

Wyndham Destinations Inc.	302,956	14,257
Cinemark Holdings Inc.	350,394	13,988
Gap Inc.	710,854	13,862
Six Flags Entertainment Corp.	260,732	13,774
Tribune Media Co. Class A	287,532	13,362
Nordstrom Inc.	354,332	11,732
KAR Auction Services Inc.	435,298	11,640
Cracker Barrel Old Country Store Inc.	62,739	10,898
TEGNA Inc.	709,002	10,770
Extended Stay America Inc.	617,042	10,317
Sinclair Broadcast Group Inc. Class A	197,089	9,904
American Eagle Outfitters Inc.	528,471	9,349
Meredith Corp.	129,869	7,125
John Wiley & Sons Inc. Class A	145,739	6,633
Cheesecake Factory Inc.	136,906	5,898
Penske Automotive Group Inc.	114,046	5,243
Brinker International Inc.	121,767	4,852
Dine Brands Global Inc.	54,539	4,477
International Game Technology plc	322,477	4,305
Abercrombie & Fitch Co.	218,422	4,135
^ Bed Bath & Beyond Inc.	410,704	3,988
Designer Brands Inc. Class A	211,844	3,894
Office Depot Inc.	1,782,332	3,636
Gannett Co. Inc.	345,002	3,536
Big Lots Inc.	131,258	3,360
Guess? Inc.	189,290	3,189
Signet Jewelers Ltd.	170,219	3,088
Copa Holdings SA Class A	25,901	2,619
New Media Investment Group Inc.	199,139	2,145
Buckle Inc.	93,437	1,901
National CineMedia Inc.	202,638	1,443
SpartanNash Co.	119,913	1,417
^ GameStop Corp. Class A	332,976	1,339
Chico's FAS Inc.	378,273	1,207
Weis Markets Inc.	31,943	1,164
Tailored Brands Inc.	162,266	790
Speedway Motorsports Inc.	35,487	703
		3,221,522
Financials (18.8%)
JPMorgan Chase & Co.	10,623,740	1,232,354
Wells Fargo & Co.	13,340,705	645,824
Citigroup Inc.	6,023,518	428,634
US Bancorp	4,761,448	272,117
Chubb Ltd.	1,499,563	229,193
CME Group Inc.	1,166,136	226,720
PNC Financial Services Group Inc.	1,485,659	212,301
BlackRock Inc.	390,301	182,536
Morgan Stanley	3,991,376	177,856
American International Group Inc.	2,868,080	160,584
Progressive Corp.	1,920,978	155,561
Prudential Financial Inc.	1,339,032	135,657
MetLife Inc.	2,649,942	130,960
BB&T Corp.	2,515,444	129,621
Aflac Inc.	2,425,498	127,678
Travelers Cos. Inc.	860,484	126,164
SunTrust Banks Inc.	1,458,135	97,112
T. Rowe Price Group Inc.	761,758	86,376

Synchrony Financial	2,274,474	81,608
Fifth Third Bancorp	2,409,678	71,543
State Street Corp.	1,223,579	71,078
Ameriprise Financial Inc.	439,620	63,969
KeyCorp	3,297,058	60,567
Citizens Financial Group Inc.	1,506,579	56,135
Arthur J Gallagher & Co.	604,241	54,641
Cincinnati Financial Corp.	499,724	53,635
Regions Financial Corp.	3,332,240	53,083
Principal Financial Group Inc.	907,818	52,690
Huntington Bancshares Inc.	3,427,176	48,837
Fidelity National Financial Inc.	868,668	37,248
Comerica Inc.	504,661	36,941
Franklin Resources Inc.	925,752	30,207
Western Union Co.	1,416,224	29,741
Invesco Ltd.	1,293,806	24,828
Unum Group	694,523	22,190
AXA Equitable Holdings Inc.	964,811	21,689
People's United Financial Inc.	1,300,249	21,350
Old Republic International Corp.	924,450	21,087
First American Financial Corp.	357,818	20,689
Synovus Financial Corp.	493,292	18,829
Popular Inc.	312,302	17,976
Cullen/Frost Bankers Inc.	185,207	17,584
Axis Capital Holdings Ltd.	270,650	17,232
New York Community Bancorp Inc.	1,485,911	17,133
First Horizon National Corp.	1,025,640	16,820
Eaton Vance Corp.	366,617	16,314
PacWest Bancorp	386,126	14,916
Lazard Ltd. Class A	351,002	13,587
FNB Corp.	1,061,745	12,794
Janus Henderson Group plc	637,228	12,789
Umpqua Holdings Corp.	721,858	12,604
United Bankshares Inc.	318,684	11,979
First Hawaiian Inc.	443,236	11,861
Valley National Bancorp	1,058,460	11,812
RLI Corp.	130,318	11,746
Community Bank System Inc.	177,424	11,708
Glacier Bancorp Inc.	276,488	11,588
Hancock Whitney Corp.	278,986	11,583
Associated Banc-Corp	533,490	11,561
Bank of Hawaii Corp.	132,455	11,292
TCF Financial Corp.	526,588	11,258
BankUnited Inc.	318,253	10,951
Federated Investors Inc. Class B	314,754	10,938
Legg Mason Inc.	277,166	10,438
Cathay General Bancorp	268,392	9,990
Old National Bancorp	563,873	9,930
Chemical Financial Corp.	234,847	9,873
Navient Corp.	689,699	9,759
CVB Financial Corp.	435,222	9,579
Santander Consumer USA Holdings Inc.	347,786	9,359
Fulton Financial Corp.	539,225	9,167
Columbia Banking System Inc.	239,631	9,036
OneMain Holdings Inc.	213,680	8,857
Kennedy-Wilson Holdings Inc.	402,780	8,667
Investors Bancorp Inc.	751,850	8,541

First Financial Bancorp	317,676	8,098
Trustmark Corp.	209,597	7,449
ProAssurance Corp.	173,722	6,791
Great Western Bancorp Inc.	187,308	6,335
Pacific Premier Bancorp Inc.	200,236	6,333
WesBanco Inc.	172,174	6,298
Horace Mann Educators Corp.	135,501	5,886
Capitol Federal Financial Inc.	430,187	5,876
Hope Bancorp Inc.	393,942	5,811
Moelis & Co. Class A	154,823	5,642
Bank of NT Butterfield & Son Ltd.	178,402	5,607
Northwest Bancshares Inc.	326,898	5,606
Westamerica Bancorporation	85,593	5,486
NBT Bancorp Inc.	139,977	5,417
BGC Partners Inc. Class A	938,448	5,171
Mercury General Corp.	89,173	5,057
Berkshire Hills Bancorp Inc.	151,094	4,956
Provident Financial Services Inc.	202,722	4,902
Artisan Partners Asset Management Inc. Class A	163,063	4,825
Safety Insurance Group Inc.	48,407	4,776
Clearway Energy Inc.	250,701	4,518
CNA Financial Corp.	92,373	4,424
First Commonwealth Financial Corp.	319,302	4,397
Waddell & Reed Financial Inc. Class A	243,994	4,270
Sandy Spring Bancorp Inc.	115,333	4,203
S&T Bancorp Inc.	109,961	4,186
City Holding Co.	52,263	4,048
Cohen & Steers Inc.	74,276	3,890
Brookline Bancorp Inc.	256,508	3,804
Boston Private Financial Holdings Inc.	271,199	3,130
American National Insurance Co.	24,596	2,977
TFS Financial Corp.	158,868	2,853
Stock Yards Bancorp Inc.	65,852	2,519
TrustCo Bank Corp. NY	309,788	2,509
Washington Trust Bancorp Inc.	49,311	2,477
Brightsphere Investment Group Inc.	228,565	2,446
Oritani Financial Corp.	128,057	2,318
Dime Community Bancshares Inc.	104,646	2,112
Community Trust Bancorp Inc.	49,857	2,108
FBL Financial Group Inc. Class A	31,109	1,951
First Financial Corp.	42,787	1,857
Clearway Energy Inc. Class A	105,322	1,808
Flushing Financial Corp.	87,490	1,781
Republic Bancorp Inc. Class A	31,421	1,501
		6,319,464
Health Care (12.3%)
Johnson & Johnson	8,750,767	1,139,525
Pfizer Inc.	18,331,425	711,993
Merck & Co. Inc.	8,486,335	704,281
Amgen Inc.	2,008,113	374,674
AbbVie Inc.	4,869,655	324,416
Eli Lilly & Co.	2,832,407	308,591
Gilead Sciences Inc.	4,201,059	275,253
Bristol-Myers Squibb Co.	5,388,531	239,305
Cardinal Health Inc.	980,131	44,821
Patterson Cos. Inc.	272,561	5,397

Meridian Bioscience Inc.	135,582	1,620
		4,129,876
Industrials (8.2%)
3M Co.	1,843,259	322,054
Lockheed Martin Corp.	814,279	294,907
United Parcel Service Inc. Class B	2,301,910	275,009
Caterpillar Inc.	1,827,343	240,606
Automatic Data Processing Inc.	1,433,286	238,671
Illinois Tool Works Inc.	1,069,318	164,921
Waste Management Inc.	1,400,732	163,886
Emerson Electric Co.	2,014,031	130,670
Johnson Controls International plc	2,965,619	125,861
Eaton Corp. plc	1,397,031	114,822
Paychex Inc.	1,061,029	88,118
Cummins Inc.	505,351	82,878
PACCAR Inc.	1,114,472	78,169
Fastenal Co.	1,878,936	57,871
CH Robinson Worldwide Inc.	442,799	37,076
Packaging Corp. of America	306,981	30,996
Westrock Co.	834,739	30,092
Snap-on Inc.	180,044	27,477
Toro Co.	346,841	25,257
Hubbell Inc. Class B	178,210	23,146
Sonoco Products Co.	325,348	19,531
National Instruments Corp.	426,337	17,804
MDU Resources Group Inc.	644,871	17,244
Watsco Inc.	105,185	17,105
nVent Electric plc	513,096	12,720
MSC Industrial Direct Co. Inc. Class A	143,782	10,216
Timken Co.	220,058	10,059
Macquarie Infrastructure Corp.	240,553	9,969
Kennametal Inc.	267,845	9,262
ABM Industries Inc.	217,118	9,138
Ryder System Inc.	170,492	9,080
GATX Corp.	117,876	9,060
Otter Tail Corp.	129,134	6,893
Covanta Holding Corp.	384,630	6,623
Triton International Ltd.	185,306	6,130
McGrath RentCorp	79,549	5,418
Mobile Mini Inc.	146,649	4,980
Actuant Corp. Class A	181,915	4,166
Seaspan Corp. Class A	364,753	3,702
Aircastle Ltd.	169,549	3,525
Ship Finance International Ltd.	265,223	3,488
H&E Equipment Services Inc.	104,326	3,193
Greenbrier Cos. Inc.	104,727	3,028
Greif Inc. Class A	84,410	2,951
AVX Corp.	154,114	2,347
GasLog Ltd.	132,745	1,890
Myers Industries Inc.	116,597	1,885
^ Maxar Technologies Inc.	194,840	1,434
Briggs & Stratton Corp.	136,706	1,303
		2,766,631
Oil & Gas (9.0%)
Exxon Mobil Corp.	13,946,428	1,037,056
Chevron Corp.	6,281,036	773,258

Schlumberger Ltd.	4,570,956	182,701
Phillips 66	1,496,203	153,451
Kinder Morgan Inc.	6,416,706	132,312
Occidental Petroleum Corp.	2,460,560	126,374
Marathon Petroleum Corp.	2,159,538	121,776
Valero Energy Corp.	1,370,130	116,804
Williams Cos. Inc.	4,001,226	98,590
ONEOK Inc.	1,350,963	94,676
Apache Corp.	1,232,994	30,110
Targa Resources Corp.	750,479	29,201
OGE Energy Corp.	655,311	28,146
Helmerich & Payne Inc.	349,515	17,364
Murphy Oil Corp.	540,915	13,004
Equitrans Midstream Corp.	668,498	11,090
PBF Energy Inc. Class A	391,098	10,923
Delek US Holdings Inc.	249,846	10,763
Core Laboratories NV	143,606	7,205
* Cosan Ltd.	387,356	5,683
Golar LNG Ltd.	311,180	5,271
CVR Energy Inc.	96,499	5,121
Archrock Inc.	416,692	4,575
Nabors Industries Ltd.	1,168,470	3,459
SemGroup Corp. Class A	258,064	3,270
Green Plains Inc.	125,872	1,270
RPC Inc.	194,608	1,203
		3,024,656
Other (0.0%)2
*,§ A Schulman Inc. CVR	77,422	34

Technology (10.8%)
Cisco Systems Inc.	14,516,000	804,186
Intel Corp.	14,764,055	746,323
International Business Machines Corp.	2,920,790	432,978
Texas Instruments Inc.	3,087,636	385,985
Broadcom Inc.	1,271,823	368,816
QUALCOMM Inc.	4,004,787	292,990
HP Inc.	5,062,428	106,514
Corning Inc.	2,554,116	78,539
KLA Corp.	531,566	72,463
Hewlett Packard Enterprise Co.	4,508,322	64,785
Maxim Integrated Products Inc.	891,830	52,787
Western Digital Corp.	963,675	51,932
NetApp Inc.	812,504	47,523
Seagate Technology plc	904,144	41,871
Juniper Networks Inc.	1,123,519	30,358
Cypress Semiconductor Corp.	1,195,581	27,463
Xerox Holdings Corp.	610,503	19,597
Cogent Communications Holdings Inc.	136,948	8,629
Xperi Corp.	160,602	3,429
TiVo Corp.	395,986	3,002
Pitney Bowes Inc.	589,141	2,386
ADTRAN Inc.	157,770	1,753
		3,644,309
Telecommunications (4.8%)
AT&T Inc.	24,054,997	819,073
Verizon Communications Inc.	13,633,825	753,541

CenturyLink Inc.	3,580,395	43,287
Consolidated Communications Holdings Inc.	224,217	1,056
		1,616,957
Utilities (8.5%)
NextEra Energy Inc.	1,576,972	326,701
Duke Energy Corp.	2,400,830	208,200
Dominion Energy Inc.	2,640,848	196,189
Southern Co.	3,428,094	192,659
Exelon Corp.	3,200,365	144,208
American Electric Power Co. Inc.	1,629,645	143,099
Sempra Energy	905,073	122,574
Xcel Energy Inc.	1,690,810	100,789
Public Service Enterprise Group Inc.	1,665,592	95,189
Consolidated Edison Inc.	1,076,848	91,489
WEC Energy Group Inc.	1,036,507	88,580
Edison International	1,107,622	82,562
Eversource Energy	1,044,198	79,213
FirstEnergy Corp.	1,745,602	76,754
DTE Energy Co.	600,126	76,282
PPL Corp.	2,375,984	70,400
Entergy Corp.	624,140	65,922
Ameren Corp.	804,908	60,923
CMS Energy Corp.	930,129	54,152
Evergy Inc.	801,301	48,471
CenterPoint Energy Inc.	1,650,901	47,893
Atmos Energy Corp.	380,122	41,448
Alliant Energy Corp.	781,547	38,718
AES Corp.	2,176,763	36,548
NiSource Inc.	1,225,956	36,399
Pinnacle West Capital Corp.	368,990	33,659
Aqua America Inc.	708,031	29,702
UGI Corp.	570,462	29,145
IDACORP Inc.	164,899	16,830
Portland General Electric Co.	292,833	16,062
Hawaiian Electric Industries Inc.	355,033	15,905
Black Hills Corp.	196,958	15,589
ONE Gas Inc.	170,849	15,578
Southwest Gas Holdings Inc.	174,251	15,493
ALLETE Inc.	169,106	14,704
New Jersey Resources Corp.	290,342	14,479
Spire Inc.	162,650	13,404
PNM Resources Inc.	259,285	12,879
National Fuel Gas Co.	268,267	12,807
NorthWestern Corp.	165,233	11,553
South Jersey Industries Inc.	302,496	10,300
Avista Corp.	214,042	9,852
Avangrid Inc.	184,208	9,312
El Paso Electric Co.	132,443	8,776
Northwest Natural Holding Co.	94,151	6,724
Pattern Energy Group Inc. Class A	288,018	6,604
Atlantica Yield plc	192,623	4,467
TerraForm Power Inc. Class A	240,033	3,699
		2,852,885
Total Common Stocks (Cost $29,191,537)		33,554,846

		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund		2.386%		287,536	28,756

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.385%	8/1/19	1,400	1,400
5	United States Treasury Bill	2.211%	11/7/19	3,000	2,983
5	United States Treasury Bill	1.997%	12/26/19	1,400	1,389
					5,772
Total Temporary Cash Investments (Cost $34,527)					34,528
Total Investments (99.9%) (Cost $29,226,064)					33,589,374
Other Assets and Liabilities-Net (0.1%)4					38,093
Net Assets (100%)					33,627,467

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,623,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $8,156,000 of collateral received for securities on loan.
5 Securities with a value of $3,727,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	577	86,039	1,676

High Dividend Yield Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,554,812	—	34
Temporary Cash Investments	28,756	5,772	—
Futures Contracts—Liabilities[1]	(866)	—	—
Total	33,582,702	5,772	34
1 Represents variation margin on the last day of the reporting period.